FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property			$ (234)		$ (506)
Incentive fees	$ (19)	$ 0	(19)	$ (5)
Financial instruments and other	71	(78)	190	(230)
Total fair value gains (losses), net	47	(508)	(63)	(880)
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	4	(464)	(276)	(805)	(883)
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (9)	$ 34	$ 42	$ 160	$ 377